Dec. 01, 2017
ALPS/Red Rocks Listed Private Equity Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/WMC Research Value Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

Clough China Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/Kotak India Growth Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/Alerian MLP Infrastructure Index Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS | Metis Global Micro Cap Value Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Global Growth Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Global Allocation Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Dynamic Equity Income Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Moderate Growth & Income Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Conservative Income Builder Fund

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.